Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Accrued liabilities and other current liabilities.
Accrued payroll and welfare payables	¥ 36,489	$ 5,378	¥ 46,473
Payable for business acquisition	24,558	3,619	14,188
Other taxes and surcharges	8,299	1,223	9,527
Service fees	3,956	583	5,795
Income tax payable	759	112	829
Government grants subject to deferral or return	628	93	628
Others	3,863	569	3,499
Total accrued liabilities and other current liabilities	¥ 78,552	$ 11,577	¥ 80,939